Expense Example - (Disciplined Value International Trust)	Series I 1 year	Series I 3 years	Series I 5 years	Series I 10 years	Series II 1 year	Series II 3 years	Series II 5 years	Series II 10 years	Series NAV 1 year	Series NAV 3 years	Series NAV 5 years	Series NAV 10 years
USD ($)	88	277	481	1,072	108	339	589	1,305	83	261	454	1,013